Business segment information - Distribution of Long-lived Assets, Net, by Geographical Area (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Long-lived assets, net	$ 245,728	$ 270,064
Ireland
Segment Reporting Information [Line Items]
Long-lived assets, net	108,861	110,522
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets, net	33,825	41,970
U.S.
Segment Reporting Information [Line Items]
Long-lived assets, net	62,502	72,578
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets, net	$ 40,540	$ 44,994